Note 1 - Organization and Summary of Significant Accounting Policies: Cash and Cash Equivalents (Policies)	6 Months Ended
Feb. 28, 2015
Policies
Cash and Cash Equivalents

Cash and cash equivalents - For purposes of the statement of cash flows, we consider all cash in banks, money market funds, and certificates of deposit with a maturity of less than three months to be cash equivalents.